UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number
811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:
877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Western Asset Long Credit VIT
Class I
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Western Asset Long Credit VIT for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I1	$22	0.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$214,673,544
Total Number of Portfolio Holdings*	822
Portfolio Turnover Rate	35%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Long Credit VIT	PAGE 1	7997-STSR-0824

ITEM 2.      CODE OF ETHICS.

Not applicable.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Long Credit VIT
Financial Statements and Other Important Information
Semi-Annual  | June 30, 2024

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
June 30, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 86.6%
Communication Services — 7.0%
Diversified Telecommunication Services — 2.4%
AT&T Inc., Senior Notes	2.250%	2/1/32	280,000	$227,220
AT&T Inc., Senior Notes	6.375%	3/1/41	50,000	52,868
AT&T Inc., Senior Notes	4.800%	6/15/44	110,000	95,951
AT&T Inc., Senior Notes	4.500%	3/9/48	200,000	165,062
AT&T Inc., Senior Notes	3.500%	9/15/53	1,050,000	713,336
AT&T Inc., Senior Notes	3.550%	9/15/55	960,000	647,762
AT&T Inc., Senior Notes	3.800%	12/1/57	460,000	321,628
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	100,000	122,140
NTT Finance Corp., Senior Notes	5.136%	7/2/31	490,000	487,056 (a)(b)
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	290,000	315,688
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	180,000	175,507
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	101,000	85,836
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	150,000	148,254
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	430,000	329,013
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	500,000	397,026
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	250,000	202,291
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	510,000	367,295
Verizon Communications Inc., Senior Notes	5.500%	2/23/54	60,000	58,778
Verizon Communications Inc., Senior Notes	3.700%	3/22/61	250,000	176,558
Total Diversified Telecommunication Services				5,089,269
Entertainment — 0.3%
Walt Disney Co., Senior Notes	6.650%	11/15/37	130,000	146,229
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	150,000	150,009
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	300,000	244,155
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	190,000	148,032
Warnermedia Holdings Inc., Senior Notes	5.391%	3/15/62	80,000	62,485
Total Entertainment				750,910
Interactive Media & Services — 0.1%
Meta Platforms Inc., Senior Notes	3.850%	8/15/32	170,000	158,114
Tencent Holdings Ltd., Senior Notes	3.840%	4/22/51	200,000	145,826 (a)
Total Interactive Media & Services				303,940
Media — 3.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	20,000	19,242
See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	470,000	$470,435
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	6/1/41	280,000	188,231
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	380,000	317,998
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.250%	4/1/53	40,000	31,412
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	380,000	294,765
Comcast Corp., Senior Notes	4.250%	10/15/30	170,000	163,089
Comcast Corp., Senior Notes	3.750%	4/1/40	230,000	187,203
Comcast Corp., Senior Notes	2.887%	11/1/51	1,080,000	674,348
Comcast Corp., Senior Notes	4.049%	11/1/52	460,000	356,638
Comcast Corp., Senior Notes	2.937%	11/1/56	570,000	344,126
Comcast Corp., Senior Notes	2.987%	11/1/63	210,000	123,361
DISH DBS Corp., Senior Notes	5.875%	11/15/24	310,000	294,619
Fox Corp., Senior Notes	6.500%	10/13/33	340,000	356,302
Fox Corp., Senior Notes	5.476%	1/25/39	310,000	295,747
Historic TW Inc., Senior Notes	8.300%	1/15/36	440,000	457,524
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	840,000	928,567
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	910,000	921,596
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	410,000	356,056
Total Media				6,781,259
Wireless Telecommunication Services — 1.0%
Rogers Communications Inc., Senior Notes	5.000%	2/15/29	180,000	177,818
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	260,000	255,221
T-Mobile USA Inc., Senior Notes	2.400%	3/15/29	330,000	291,996
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	70,000	65,455
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	520,000	451,880
T-Mobile USA Inc., Senior Notes	3.700%	5/8/32	200,000 EUR	214,764
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	90,000	64,438
See Notes to Financial Statements.

Western Asset Long Credit VIT 2024 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
T-Mobile USA Inc., Senior Notes	3.400%	10/15/52	790,000	$539,768
Vodafone Group PLC, Senior Notes	6.150%	2/27/37	20,000	21,254
Total Wireless Telecommunication Services				2,082,594

Total Communication Services				15,007,972
Consumer Discretionary — 6.2%
Automobile Components — 0.6%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	390,000	385,370 (a)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	400,000	407,752 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	530,000	548,274 (a)
Total Automobile Components				1,341,396
Automobiles — 1.8%
Ford Motor Co., Senior Notes	3.250%	2/12/32	270,000	223,276
Ford Motor Credit Co. LLC, Senior Notes	6.950%	3/6/26	210,000	213,493
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	200,000	172,524
Ford Motor Credit Co. LLC, Senior Notes	7.122%	11/7/33	600,000	634,369
General Motors Co., Senior Notes	6.125%	10/1/25	460,000	462,560
General Motors Co., Senior Notes	5.600%	10/15/32	50,000	50,039
General Motors Co., Senior Notes	6.600%	4/1/36	100,000	104,696
General Motors Co., Senior Notes	6.250%	10/2/43	270,000	269,072
General Motors Co., Senior Notes	5.950%	4/1/49	270,000	262,233
Hyundai Capital America, Senior Notes	5.400%	1/8/31	150,000	149,064 (a)
Hyundai Capital America, Senior Notes	5.400%	6/24/31	110,000	109,113 (a)
Nissan Motor Acceptance Co. LLC, Senior Notes	6.950%	9/15/26	130,000	133,169 (a)
Nissan Motor Acceptance Co. LLC, Senior Notes	1.850%	9/16/26	30,000	27,477 (a)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.750%	3/9/28	150,000	133,797 (a)
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	520,000	504,729 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	170,000	173,850 (a)
Toyota Motor Credit Corp., Senior Notes	5.250%	9/11/28	180,000	182,122
Total Automobiles				3,805,583
Broadline Retail — 0.6%
Alibaba Group Holding Ltd., Senior Notes	2.125%	2/9/31	200,000	165,321
Alibaba Group Holding Ltd., Senior Notes	2.700%	2/9/41	200,000	134,498
Alibaba Group Holding Ltd., Senior Notes	3.150%	2/9/51	200,000	128,187
Amazon.com Inc., Senior Notes	3.100%	5/12/51	1,070,000	735,849
Amazon.com Inc., Senior Notes	3.250%	5/12/61	150,000	100,102
Total Broadline Retail				1,263,957
Diversified Consumer Services — 0.1%
Massachusetts Institute of Technology, Senior Notes	5.600%	7/1/2111	250,000	263,804
See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — 2.0%
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	80,000	$76,911 (a)
Hilton Domestic Operating Co. Inc., Senior Notes	6.125%	4/1/32	50,000	50,274 (a)
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	150,000	145,669
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	240,000	229,143
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	260,000	237,985
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	80,000	80,440
McDonald’s Corp., Senior Notes	4.875%	12/9/45	210,000	188,929
McDonald’s Corp., Senior Notes	3.625%	9/1/49	840,000	609,321
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	200,000	179,604 (a)
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	320,000	317,811 (a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	660,000	654,035 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	80,000	80,722 (a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	200,000	198,399
Sands China Ltd., Senior Notes	4.375%	6/18/30	590,000	543,947
Sands China Ltd., Senior Notes	3.250%	8/8/31	290,000	244,524
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	200,000	199,336 (a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	200,000	181,300 (a)
Total Hotels, Restaurants & Leisure				4,218,350
Household Durables — 0.0%††
TopBuild Corp., Senior Notes	3.625%	3/15/29	110,000	98,873 (a)
Specialty Retail — 0.9%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	280,000	268,144 (a)
Home Depot Inc., Senior Notes	3.300%	4/15/40	50,000	38,973
Home Depot Inc., Senior Notes	3.625%	4/15/52	640,000	473,773
Home Depot Inc., Senior Notes	3.500%	9/15/56	150,000	106,444
Lithia Motors Inc., Senior Notes	3.875%	6/1/29	200,000	179,823 (a)
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	280,000	244,756
Lowe’s Cos. Inc., Senior Notes	2.800%	9/15/41	130,000	89,292
Lowe’s Cos. Inc., Senior Notes	4.250%	4/1/52	640,000	503,356
Total Specialty Retail				1,904,561
Textiles, Apparel & Luxury Goods — 0.2%
Tapestry Inc., Senior Notes	7.050%	11/27/25	60,000	61,023
Tapestry Inc., Senior Notes	7.000%	11/27/26	310,000	318,706
Tapestry Inc., Senior Notes	7.850%	11/27/33	60,000	63,226
Total Textiles, Apparel & Luxury Goods				442,955

Total Consumer Discretionary				13,339,479
See Notes to Financial Statements.

Western Asset Long Credit VIT 2024 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Staples — 2.7%
Beverages — 0.3%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	6/15/34	160,000	$158,829
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.800%	1/23/59	460,000	479,095
Total Beverages				637,924
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Senior Notes	5.875%	2/15/28	140,000	138,484 (a)
Walmart Inc., Senior Notes	2.650%	9/22/51	280,000	175,631
Total Consumer Staples Distribution & Retail				314,115
Food Products — 0.1%
J M Smucker Co., Senior Notes	6.500%	11/15/43	160,000	168,532
Mondelez International Inc., Senior Notes	2.625%	9/4/50	100,000	59,851
Total Food Products				228,383
Personal Care Products — 0.1%
Kenvue Inc., Senior Notes	5.050%	3/22/28	200,000	201,146
Kenvue Inc., Senior Notes	5.200%	3/22/63	60,000	56,686
Total Personal Care Products				257,832
Tobacco — 2.1%
Altria Group Inc., Senior Notes	4.400%	2/14/26	130,000	127,955
Altria Group Inc., Senior Notes	4.800%	2/14/29	260,000	255,836
Altria Group Inc., Senior Notes	2.450%	2/4/32	110,000	88,987
Altria Group Inc., Senior Notes	5.800%	2/14/39	580,000	580,880
Altria Group Inc., Senior Notes	4.250%	8/9/42	310,000	246,917
Altria Group Inc., Senior Notes	3.875%	9/16/46	180,000	129,786
Altria Group Inc., Senior Notes	5.950%	2/14/49	780,000	765,526
Altria Group Inc., Senior Notes	6.200%	2/14/59	70,000	69,619
BAT Capital Corp., Senior Notes	2.259%	3/25/28	110,000	98,588
BAT Capital Corp., Senior Notes	6.000%	2/20/34	160,000	161,939
BAT Capital Corp., Senior Notes	3.734%	9/25/40	60,000	44,486
BAT Capital Corp., Senior Notes	7.079%	8/2/43	370,000	390,233
BAT Capital Corp., Senior Notes	7.081%	8/2/53	280,000	297,956
BAT International Finance PLC, Senior Notes	5.931%	2/2/29	300,000	307,130
Imperial Brands Finance PLC, Senior Notes	5.875%	7/1/34	200,000	196,129 (a)(b)
Philip Morris International Inc., Senior Notes	1.750%	11/1/30	210,000	171,054
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	130,000	128,657
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	130,000	127,586
See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Tobacco — continued
Philip Morris International Inc., Senior Notes	6.375%	5/16/38	120,000	$129,009
Philip Morris International Inc., Senior Notes	3.875%	8/21/42	120,000	93,484
Total Tobacco				4,411,757

Total Consumer Staples				5,850,011
Energy — 12.7%
Energy Equipment & Services — 0.1%
Halliburton Co., Senior Notes	4.850%	11/15/35	150,000	142,734
Halliburton Co., Senior Notes	4.750%	8/1/43	130,000	114,425
Total Energy Equipment & Services				257,159
Oil, Gas & Consumable Fuels — 12.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	6.625%	2/1/32	170,000	171,638 (a)
Apache Corp., Senior Notes	4.750%	4/15/43	310,000	248,245
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	560,000	554,038 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	260,000	260,331 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	340,000	349,791 (a)
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	420,000	273,553
BP Capital Markets PLC, Senior Notes	3.723%	11/28/28	260,000	247,224
BP Capital Markets PLC, Senior Notes (6.450% to 3/1/34 then 5 year Treasury Constant Maturity Rate + 2.153%)	6.450%	12/1/33	120,000	123,568 (c)(d)
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	70,000	69,420 (a)
Chesapeake Energy Corp., Senior Notes	6.750%	4/15/29	50,000	50,139 (a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.055%	8/15/26	30,000	30,248 (a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	70,000	71,615 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	300,000	306,717 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	80,000	84,370 (a)
ConocoPhillips Co., Senior Notes	5.050%	9/15/33	180,000	178,504
ConocoPhillips Co., Senior Notes	5.550%	3/15/54	70,000	68,936
ConocoPhillips Co., Senior Notes	5.700%	9/15/63	130,000	129,265
Continental Resources Inc., Senior Notes	2.268%	11/15/26	410,000	380,776 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	40,000	38,475
Continental Resources Inc., Senior Notes	2.875%	4/1/32	200,000	161,597 (a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	250,000	204,574
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	460,000	442,651
See Notes to Financial Statements.

Western Asset Long Credit VIT 2024 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	110,000	$105,248
DCP Midstream Operating LP, Senior Notes	3.250%	2/15/32	200,000	171,498
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	130,000	136,920 (a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	390,000	391,149
Devon Energy Corp., Senior Notes	5.600%	7/15/41	150,000	139,647
Devon Energy Corp., Senior Notes	4.750%	5/15/42	220,000	184,376
Devon Energy Corp., Senior Notes	5.000%	6/15/45	790,000	673,929
Diamondback Energy Inc., Senior Notes	6.250%	3/15/53	490,000	504,910
Diamondback Energy Inc., Senior Notes	5.750%	4/18/54	50,000	48,506
Ecopetrol SA, Senior Notes	4.625%	11/2/31	50,000	40,957
Ecopetrol SA, Senior Notes	8.375%	1/19/36	370,000	363,662
Ecopetrol SA, Senior Notes	5.875%	11/2/51	520,000	361,445
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	1,110,000	1,097,624 (c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	320,000	317,773 (c)(d)
Energy Transfer LP, Junior Subordinated Notes (8.000% to 5/15/29 then 5 year Treasury Constant Maturity Rate + 4.020%)	8.000%	5/15/54	20,000	20,932 (d)
Energy Transfer LP, Senior Notes	6.000%	2/1/29	710,000	715,326 (a)
Energy Transfer LP, Senior Notes	8.250%	11/15/29	130,000	145,931
Energy Transfer LP, Senior Notes	3.750%	5/15/30	200,000	184,048
Energy Transfer LP, Senior Notes	6.400%	12/1/30	150,000	157,822
Energy Transfer LP, Senior Notes	7.375%	2/1/31	80,000	83,532 (a)
Energy Transfer LP, Senior Notes	6.550%	12/1/33	280,000	296,913
Energy Transfer LP, Senior Notes	5.550%	5/15/34	50,000	49,515
Energy Transfer LP, Senior Notes	5.800%	6/15/38	330,000	323,306
Energy Transfer LP, Senior Notes	6.000%	6/15/48	660,000	636,608
Energy Transfer LP, Senior Notes	5.950%	5/15/54	150,000	146,159
Enterprise Products Operating LLC, Senior Notes	6.875%	3/1/33	130,000	144,697
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	380,000	342,455
Enterprise Products Operating LLC, Senior Notes	4.900%	5/15/46	530,000	478,335
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	780,000	525,744
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	80,000	58,483
Enterprise Products Operating LLC, Senior Notes (3 mo. Term SOFR + 3.248%)	8.574%	8/16/77	90,000	89,693 (d)
See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	330,000	$309,049 (d)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	260,000	253,841
EOG Resources Inc., Senior Notes	3.900%	4/1/35	10,000	8,959
EOG Resources Inc., Senior Notes	4.950%	4/15/50	180,000	165,145
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/27	100,000	102,196 (a)
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	310,000	272,608
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	310,000	261,251
Florida Gas Transmission Co. LLC, Senior Notes	2.300%	10/1/31	310,000	252,181 (a)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	6.250%	11/1/28	270,000	266,868 (a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	100,000	111,051
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	200,000	193,936
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	410,000	359,155
Kinder Morgan Inc., Senior Notes	3.600%	2/15/51	20,000	13,666
MEG Energy Corp., Senior Notes	5.875%	2/1/29	90,000	87,621 (a)
MPLX LP, Senior Notes	4.800%	2/15/29	40,000	39,224
MPLX LP, Senior Notes	5.000%	3/1/33	180,000	172,062
MPLX LP, Senior Notes	4.500%	4/15/38	310,000	270,487
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	100,000	96,112
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	190,000	213,205
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	180,000	188,123
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	270,000	281,842
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	50,000	39,287
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	50,000	37,364
ONEOK Inc., Senior Notes	6.050%	9/1/33	480,000	494,426
ONEOK Inc., Senior Notes	4.250%	9/15/46	60,000	47,056
ONEOK Inc., Senior Notes	6.625%	9/1/53	730,000	779,618
Permian Resources Operating LLC, Senior Notes	5.375%	1/15/26	140,000	138,669 (a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	70,000	72,315
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	500,000	397,495
Petroleos Mexicanos, Senior Notes	6.875%	10/16/25	350,000	348,990
Piedmont Natural Gas Co. Inc., Senior Notes	5.050%	5/15/52	100,000	87,457
Pioneer Natural Resources Co., Senior Notes	5.100%	3/29/26	110,000	109,807
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	150,000	125,999
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	6.700%	5/15/36	50,000	52,698
Puma International Financing SA, Senior Notes	7.750%	4/25/29	290,000	292,675 (a)
See Notes to Financial Statements.

Western Asset Long Credit VIT 2024 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
QatarEnergy, Senior Notes	3.300%	7/12/51	200,000	$140,322 (a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	110,000	109,394
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	270,000	228,934 (a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	520,000	364,646 (a)
Shell International Finance BV, Senior Notes	5.500%	3/25/40	200,000	201,119
Shell International Finance BV, Senior Notes	3.250%	4/6/50	180,000	125,058
SilverBow Resources Inc., Secured Notes (3 mo. Term SOFR + 7.750%)	13.089%	12/15/28	98,124	103,153 (a)(d)
Southwestern Energy Co., Senior Notes	8.375%	9/15/28	80,000	82,774
Southwestern Energy Co., Senior Notes	5.375%	2/1/29	20,000	19,453
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	60,000	58,002
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	140,000	128,877
Targa Resources Corp., Senior Notes	4.200%	2/1/33	320,000	287,881
Targa Resources Corp., Senior Notes	6.250%	7/1/52	20,000	20,204
Targa Resources Corp., Senior Notes	6.500%	2/15/53	880,000	925,330
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	110,000	99,172
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	10/15/28	250,000	264,808
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	540,000	555,830
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	380,000	288,120
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	140,000	137,454
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	130,000	125,496
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	440,000	409,496
Western Midstream Operating LP, Senior Notes	6.150%	4/1/33	590,000	605,181
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	800,000	691,374
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	140,000	122,834
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	590,000	652,892
Total Oil, Gas & Consumable Fuels				27,073,060

Total Energy				27,330,219
Financials — 26.5%
Banks — 14.5%
ABN AMRO Bank NV, Senior Notes (6.339% to 9/18/26 then 1 year Treasury Constant Maturity Rate + 1.650%)	6.339%	9/18/27	200,000	202,715 (a)(d)
Banco Bilbao Vizcaya Argentaria SA, Senior Notes	5.381%	3/13/29	200,000	200,728
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	400,000	444,402 (c)(d)
See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Banco Santander SA, Senior Notes	6.607%	11/7/28	600,000	$630,411
Bank of America Corp., Senior Notes	3.500%	4/19/26	430,000	416,986
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	880,000	843,352 (d)
Bank of America Corp., Senior Notes (2.299% to 7/21/31 then SOFR + 1.220%)	2.299%	7/21/32	120,000	98,273 (d)
Bank of America Corp., Senior Notes (2.831% to 10/24/50 then SOFR + 1.880%)	2.831%	10/24/51	420,000	265,873 (d)
Bank of America Corp., Senior Notes (3.311% to 4/22/41 then SOFR + 1.580%)	3.311%	4/22/42	520,000	391,526 (d)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. Term SOFR + 1.632%)	3.593%	7/21/28	1,050,000	999,681 (d)
Bank of America Corp., Senior Notes (4.443% to 1/20/47 then 3 mo. Term SOFR + 2.252%)	4.443%	1/20/48	210,000	179,217 (d)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	2,260,000	2,132,165 (d)
Bank of America Corp., Senior Notes (5.468% to 1/23/34 then SOFR + 1.650%)	5.468%	1/23/35	50,000	49,968 (d)
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	460,000	367,089 (d)
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	300,000	310,551 (d)
Bank of Nova Scotia, Junior Subordinated Notes (8.625% to 10/27/27 then 5 year Treasury Constant Maturity Rate + 4.389%)	8.625%	10/27/82	310,000	325,542 (d)
Bank of Nova Scotia, Senior Notes	3.450%	4/11/25	400,000	393,477
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	1,040,000	1,067,785 (a)(c)(d)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	200,000	193,368 (a)(d)
BNP Paribas SA, Senior Notes (2.819% to 11/19/24 then 3 mo. Term SOFR + 1.373%)	2.819%	11/19/25	940,000	928,404 (a)(d)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	510,000	505,783 (a)(d)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	670,000	686,674 (a)(d)
See Notes to Financial Statements.

Western Asset Long Credit VIT 2024 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
BPCE SA, Senior Notes (5.936% to 5/30/34 then SOFR + 1.850%)	5.936%	5/30/35	300,000	$298,947 (a)(d)
BPCE SA, Subordinated Notes (3.582% to 10/19/41 then SOFR + 1.952%)	3.582%	10/19/42	250,000	177,929 (a)(d)
Citibank NA, Senior Notes	5.570%	4/30/34	400,000	406,546
Citigroup Inc., Senior Notes	3.400%	5/1/26	520,000	502,528
Citigroup Inc., Senior Notes	8.125%	7/15/39	210,000	262,681
Citigroup Inc., Senior Notes	4.650%	7/23/48	190,000	165,887
Citigroup Inc., Senior Notes (2.904% to 11/3/41 then SOFR + 1.379%)	2.904%	11/3/42	40,000	27,920 (d)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	480,000	427,833 (d)
Citigroup Inc., Senior Notes (SOFR + 0.686%)	6.044%	10/30/24	210,000	210,202 (d)
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	450,000	432,118
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	100,000	85,875
Citizens Financial Group Inc., Subordinated Notes	4.023%	10/1/24	200,000	198,411
Comerica Bank, Senior Notes	2.500%	7/23/24	250,000	249,253
Comerica Inc., Senior Notes (5.982% to 1/30/29 then SOFR + 2.155%)	5.982%	1/30/30	220,000	216,822 (d)
Commonwealth Bank of Australia, Subordinated Notes	3.305%	3/11/41	250,000	182,397 (a)
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	500,000	492,305
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	250,000	238,708 (a)(d)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	270,000	239,269 (a)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	200,000	203,229 (a)(c)(d)
Credit Agricole SA, Senior Notes	5.589%	7/5/26	250,000	251,194 (a)
Credit Agricole SA, Senior Notes	5.301%	7/12/28	270,000	270,396 (a)
Credit Agricole SA, Senior Notes	5.514%	7/5/33	250,000	252,460 (a)
Danske Bank A/S, Senior Notes (0.976% to 9/10/24 then 1 year Treasury Constant Maturity Rate + 0.550%)	0.976%	9/10/25	700,000	693,087 (a)(d)
Danske Bank A/S, Senior Notes (5.427% to 3/1/27 then 1 year Treasury Constant Maturity Rate + 0.950%)	5.427%	3/1/28	290,000	290,303 (a)(d)
See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
HSBC Holdings PLC, Senior Notes (2.999% to 3/10/25 then SOFR + 1.430%)	2.999%	3/10/26	300,000	$294,370 (d)
HSBC Holdings PLC, Senior Notes (5.597% to 5/17/27 then SOFR + 1.060%)	5.597%	5/17/28	220,000	220,917 (d)
HSBC Holdings PLC, Senior Notes (5.719% to 3/4/34 then SOFR + 1.780%)	5.719%	3/4/35	240,000	241,404 (d)
HSBC Holdings PLC, Senior Notes (5.733% to 5/17/31 then SOFR + 1.520%)	5.733%	5/17/32	210,000	210,596 (d)
HSBC Holdings PLC, Senior Notes (6.332% to 3/9/43 then SOFR + 2.650%)	6.332%	3/9/44	200,000	209,356 (d)
HSBC Holdings PLC, Subordinated Notes	6.500%	9/15/37	340,000	352,755
Intesa Sanpaolo SpA, Senior Notes	7.200%	11/28/33	350,000	374,477 (a)
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	1,000,000	752,814 (a)
Intesa Sanpaolo SpA, Senior Notes	7.800%	11/28/53	280,000	308,193 (a)
Intesa Sanpaolo SpA, Subordinated Notes (4.950% to 6/1/41 then 1 year Treasury Constant Maturity Rate + 2.750%)	4.950%	6/1/42	500,000	373,948 (a)(d)
JPMorgan Chase & Co., Junior Subordinated Notes (3.650% to 6/1/26 then 5 year Treasury Constant Maturity Rate + 2.850%)	3.650%	6/1/26	260,000	246,574 (c)(d)
JPMorgan Chase & Co., Senior Notes	3.200%	6/15/26	550,000	529,714
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	690,000	574,785 (d)
JPMorgan Chase & Co., Senior Notes (3.157% to 4/22/41 then SOFR + 1.460%)	3.157%	4/22/42	360,000	268,057 (d)
JPMorgan Chase & Co., Senior Notes (3.328% to 4/22/51 then SOFR + 1.580%)	3.328%	4/22/52	540,000	380,152 (d)
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. Term SOFR + 1.842%)	4.260%	2/22/48	430,000	360,357 (d)
JPMorgan Chase & Co., Senior Notes (4.586% to 4/26/32 then SOFR + 1.800%)	4.586%	4/26/33	180,000	171,782 (d)
JPMorgan Chase & Co., Senior Notes (5.766% to 4/22/34 then SOFR + 1.490%)	5.766%	4/22/35	240,000	246,334 (d)
JPMorgan Chase & Co., Senior Notes (6.254% to 10/23/33 then SOFR + 1.810%)	6.254%	10/23/34	90,000	95,505 (d)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	200,000	203,515
Lloyds Banking Group PLC, Senior Notes (3.511% to 3/18/25 then 1 year Treasury Constant Maturity Rate + 1.600%)	3.511%	3/18/26	310,000	304,922 (d)
Macquarie Bank Ltd., Senior Notes	5.272%	7/2/27	260,000	260,260 (a)(b)
See Notes to Financial Statements.

Western Asset Long Credit VIT 2024 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	200,000	$193,756 (d)
NatWest Group PLC, Junior Subordinated Notes (8.125% to 5/10/34 then 5 year Treasury Constant Maturity Rate + 3.752%)	8.125%	11/10/33	230,000	232,954 (c)(d)
PNC Financial Services Group Inc., Junior Subordinated Notes (6.250% to 3/15/30 then 7 year Treasury Constant Maturity Rate + 2.808%)	6.250%	3/15/30	400,000	390,788 (c)(d)
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	60,000	59,561
Toronto-Dominion Bank, Junior Subordinated Notes (7.250% to 7/31/29 then 5 year Treasury Constant Maturity Rate + 2.977%)	7.250%	7/31/84	250,000	250,000 (b)(d)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	570,000	592,151 (d)
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	230,000	216,838
Truist Financial Corp., Senior Notes (5.867% to 6/8/33 then SOFR + 2.361%)	5.867%	6/8/34	60,000	60,486 (d)
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	180,000	181,344 (d)
Wells Fargo & Co., Senior Notes	3.000%	4/22/26	700,000	671,471
Wells Fargo & Co., Senior Notes (3.068% to 4/30/40 then SOFR + 2.530%)	3.068%	4/30/41	380,000	278,810 (d)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	940,000	803,957 (d)
Wells Fargo & Co., Senior Notes (5.389% to 4/24/33 then SOFR + 2.020%)	5.389%	4/24/34	50,000	49,448 (d)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	590,000	589,790 (d)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	20,000	20,185 (d)
Wells Fargo & Co., Senior Notes (6.491% to 10/23/33 then SOFR + 2.060%)	6.491%	10/23/34	30,000	31,994 (d)
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	940,000	818,141
Wells Fargo Bank NA, Senior Notes	5.254%	12/11/26	320,000	320,390
Total Banks				31,153,121
Capital Markets — 6.6%
Ameriprise Financial Inc., Senior Notes	5.150%	5/15/33	240,000	240,515
BlackRock Funding Inc., Senior Notes	5.000%	3/14/34	90,000	89,335
BlackRock Funding Inc., Senior Notes	5.250%	3/14/54	60,000	58,025
See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	340,000	$290,790 (c)(d)
Charles Schwab Corp., Junior Subordinated Notes (5.375% to 6/1/25 then 5 year Treasury Constant Maturity Rate + 4.971%)	5.375%	6/1/25	410,000	406,423 (c)(d)
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	390,000	394,596
Charles Schwab Corp., Senior Notes (5.853% to 5/19/33 then SOFR + 2.500%)	5.853%	5/19/34	110,000	112,207 (d)
CI Financial Corp., Senior Notes	7.500%	5/30/29	790,000	782,921 (a)
CI Financial Corp., Senior Notes	3.200%	12/17/30	280,000	220,822
Daimler Truck Finance North America LLC, Senior Notes	3.650%	4/7/27	200,000	191,515 (a)
Daimler Truck Finance North America LLC, Senior Notes	5.125%	9/25/27	190,000	189,182 (a)
Daimler Truck Finance North America LLC, Senior Notes	5.375%	1/18/34	190,000	188,142 (a)
Daimler Truck Finance North America LLC, Senior Notes	5.375%	6/25/34	150,000	148,334 (a)
Goldman Sachs Group Inc., Junior Subordinated Notes (7.500% to 2/10/29 then 5 year Treasury Constant Maturity Rate + 3.156%)	7.500%	2/10/29	130,000	136,528 (c)(d)
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	130,000	138,119
Goldman Sachs Group Inc., Senior Notes	4.800%	7/8/44	130,000	117,363
Goldman Sachs Group Inc., Senior Notes (1.093% to 12/9/25 then SOFR + 0.789%)	1.093%	12/9/26	490,000	458,214 (d)
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	1,390,000	1,156,123 (d)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	370,000	356,260 (d)
Goldman Sachs Group Inc., Senior Notes (5.851% to 4/25/34 then SOFR + 1.552%)	5.851%	4/25/35	320,000	327,913 (d)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	510,000	550,557
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	210,000	196,600
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	90,000	85,970
Intercontinental Exchange Inc., Senior Notes	5.200%	6/15/62	50,000	46,588
KKR Group Finance Co. VII LLC, Senior Notes	3.625%	2/25/50	470,000	334,903 (a)
Morgan Stanley, Senior Notes (1.593% to 5/4/26 then SOFR + 0.879%)	1.593%	5/4/27	270,000	251,821 (d)
See Notes to Financial Statements.

Western Asset Long Credit VIT 2024 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
Morgan Stanley, Senior Notes (3.217% to 4/22/41 then SOFR + 1.485%)	3.217%	4/22/42	180,000	$134,828 (d)
Morgan Stanley, Senior Notes (5.449% to 7/20/28 then SOFR + 1.630%)	5.449%	7/20/29	190,000	191,206 (d)
Morgan Stanley, Senior Notes (5.831% to 4/19/34 then SOFR + 1.580%)	5.831%	4/19/35	150,000	153,818 (d)
Morgan Stanley, Senior Notes (6.342% to 10/18/32 then SOFR + 2.560%)	6.342%	10/18/33	610,000	647,831 (d)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	460,000	364,095 (d)
Morgan Stanley, Subordinated Notes (5.942% to 2/7/34 then 5 year Treasury Constant Maturity Rate + 1.800%)	5.942%	2/7/39	230,000	227,585 (d)
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	510,000	507,316 (d)
Morgan Stanley Bank NA, Senior Notes (5.504% to 5/26/27 then SOFR + 0.865%)	5.504%	5/26/28	250,000	251,758 (d)
Nuveen LLC, Senior Notes	5.550%	1/15/30	100,000	100,578 (a)
Nuveen LLC, Senior Notes	5.850%	4/15/34	460,000	462,077 (a)
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	80,000	72,073
S&P Global Inc., Senior Notes	3.250%	12/1/49	130,000	91,645
State Street Corp., Junior Subordinated Notes (6.700% to 3/15/29 then 5 year Treasury Constant Maturity Rate + 2.613%)	6.700%	3/15/29	370,000	373,131 (c)(d)
UBS AG, Senior Notes	1.250%	6/1/26	230,000	213,001
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	320,000	327,215 (a)(c)(d)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	240,000	258,817 (a)(c)(d)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	450,000	505,076 (a)(c)(d)
UBS Group AG, Senior Notes (2.746% to 2/11/32 then 1 year Treasury Constant Maturity Rate + 1.100%)	2.746%	2/11/33	270,000	220,750 (a)(d)
UBS Group AG, Senior Notes (6.327% to 12/22/26 then 1 year Treasury Constant Maturity Rate + 1.600%)	6.327%	12/22/27	620,000	630,489 (a)(d)
See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
UBS Group AG, Senior Notes (6.442% to 8/11/27 then SOFR + 3.700%)	6.442%	8/11/28	520,000	$533,344 (a)(d)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	390,000	470,324 (a)(d)
Total Capital Markets				14,206,723
Consumer Finance — 0.2%
American Express Co., Senior Notes (5.532% to 4/25/29 then SOFR + 1.090%)	5.532%	4/25/30	150,000	151,764 (d)
American Express Co., Subordinated Notes (5.915% to 4/25/34 then SOFR + 1.630%)	5.915%	4/25/35	290,000	294,753 (d)
Total Consumer Finance				446,517
Financial Services — 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	390,000	363,938
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	240,000	218,189
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	150,000	125,897
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	240,000	187,864
Apollo Global Management Inc., Senior Notes	5.800%	5/21/54	130,000	128,065
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	430,000	450,285
Berkshire Hathaway Energy Co., Senior Notes	4.250%	10/15/50	410,000	321,775
Berkshire Hathaway Finance Corp., Senior Notes	4.200%	8/15/48	280,000	235,250
ILFC E-Capital Trust I, Ltd. GTD (3 mo. Term SOFR + 1.812%)	7.159%	12/21/65	120,000	98,073 (a)(d)
ILFC E-Capital Trust II, Ltd. GTD (3 mo. Term SOFR + 2.062%)	7.409%	12/21/65	290,000	241,746 (a)(d)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	410,000	420,775 (a)
LPL Holdings Inc., Senior Notes	5.700%	5/20/27	110,000	110,475
LPL Holdings Inc., Senior Notes	6.750%	11/17/28	230,000	241,616
Mastercard Inc., Senior Notes	3.350%	3/26/30	210,000	194,402
Mastercard Inc., Senior Notes	2.950%	3/15/51	330,000	218,882
PayPal Holdings Inc., Senior Notes	3.250%	6/1/50	60,000	40,671
PayPal Holdings Inc., Senior Notes	5.050%	6/1/52	260,000	237,678
PayPal Holdings Inc., Senior Notes	5.250%	6/1/62	100,000	91,416
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	350,000	327,158 (a)
See Notes to Financial Statements.

Western Asset Long Credit VIT 2024 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	50,000	$42,174 (a)
Visa Inc., Senior Notes	4.300%	12/14/45	250,000	217,004
Total Financial Services				4,513,333
Insurance — 2.7%
Allianz SE, Subordinated Notes (6.350% to 9/6/33 then 5 year Treasury Constant Maturity Rate + 3.232%)	6.350%	9/6/53	400,000	412,700 (a)(d)
AmFam Holdings Inc., Senior Notes	2.805%	3/11/31	170,000	130,089 (a)
AmFam Holdings Inc., Senior Notes	3.833%	3/11/51	170,000	102,334 (a)
Aon North America Inc., Senior Notes	5.450%	3/1/34	450,000	448,195
Aon North America Inc., Senior Notes	5.750%	3/1/54	540,000	528,623
Arthur J Gallagher & Co., Senior Notes	5.750%	3/2/53	120,000	116,599
Athene Holding Ltd., Senior Notes	6.250%	4/1/54	460,000	460,697
Chubb INA Holdings Inc., Senior Notes	3.050%	12/15/61	140,000	88,786
Global Atlantic Fin Co., Senior Notes	6.750%	3/15/54	210,000	207,858 (a)
Global Atlantic Fin Co., Senior Notes (7.950% to 10/15/29 then 5 year Treasury Constant Maturity Rate + 3.608%)	7.950%	10/15/54	230,000	231,774 (a)(d)
Markel Group Inc., Senior Notes	6.000%	5/16/54	130,000	128,756
Marsh & McLennan Cos. Inc., Senior Notes	2.375%	12/15/31	100,000	82,984
Marsh & McLennan Cos. Inc., Senior Notes	2.900%	12/15/51	130,000	80,933
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	280,000	233,767 (a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	210,000	212,863
MetLife Inc., Senior Notes	5.000%	7/15/52	80,000	72,958
New York Life Global Funding, Secured Notes	4.550%	1/28/33	70,000	66,608 (a)
New York Life Insurance Co., Subordinated Notes	3.750%	5/15/50	400,000	298,981 (a)
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	130,000	104,696 (a)
Nippon Life Insurance Co., Subordinated Notes (6.250% to 9/13/33 then 5 year Treasury Constant Maturity Rate + 2.954%)	6.250%	9/13/53	410,000	422,256 (a)(d)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.850%	9/30/47	450,000	342,273 (a)
Prudential Financial Inc., Senior Notes	1.500%	3/10/26	150,000	141,131
Reliance Standard Life Global Funding II, Secured Notes	2.500%	10/30/24	160,000	158,002 (a)
Reliance Standard Life Global Funding II, Secured Notes	1.512%	9/28/26	310,000	280,910 (a)
See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — continued
Teachers Insurance & Annuity Association of America, Subordinated Notes	3.300%	5/15/50	590,000	$392,765 (a)
Travelers Cos. Inc., Senior Notes	4.100%	3/4/49	130,000	105,927
Total Insurance				5,853,465
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	350,000	293,803 (a)
Blackstone Holdings Finance Co. LLC, Senior Notes	6.200%	4/22/33	120,000	126,221 (a)
Blackstone Holdings Finance Co. LLC, Senior Notes	3.200%	1/30/52	210,000	138,087 (a)
Starwood Property Trust Inc., Senior Notes	3.750%	12/31/24	150,000	148,123 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				706,234

Total Financials				56,879,393
Health Care — 10.1%
Biotechnology — 1.9%
AbbVie Inc., Senior Notes	5.050%	3/15/34	110,000	109,720
AbbVie Inc., Senior Notes	4.050%	11/21/39	870,000	756,095
AbbVie Inc., Senior Notes	5.350%	3/15/44	140,000	138,490
AbbVie Inc., Senior Notes	4.250%	11/21/49	770,000	642,145
AbbVie Inc., Senior Notes	5.400%	3/15/54	360,000	356,236
AbbVie Inc., Senior Notes	5.500%	3/15/64	320,000	316,151
Amgen Inc., Senior Notes	5.150%	3/2/28	280,000	280,010
Amgen Inc., Senior Notes	5.250%	3/2/30	260,000	261,987
Amgen Inc., Senior Notes	5.600%	3/2/43	380,000	374,746
Amgen Inc., Senior Notes	5.650%	3/2/53	370,000	364,647
Amgen Inc., Senior Notes	5.750%	3/2/63	310,000	303,854
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	150,000	150,967
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	44,597
Gilead Sciences Inc., Senior Notes	5.550%	10/15/53	40,000	39,967
Total Biotechnology				4,139,612
Health Care Equipment & Supplies — 0.7%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	20,000	19,425
Becton Dickinson & Co., Senior Notes	4.669%	6/6/47	280,000	244,301
GE HealthCare Technologies Inc., Senior Notes	6.377%	11/22/52	160,000	173,785
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	150,000	151,885 (a)
Solventum Corp., Senior Notes	5.450%	3/13/31	130,000	128,403 (a)
Solventum Corp., Senior Notes	5.600%	3/23/34	510,000	501,124 (a)
See Notes to Financial Statements.

Western Asset Long Credit VIT 2024 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Equipment & Supplies — continued
Solventum Corp., Senior Notes	5.900%	4/30/54	260,000	$248,700 (a)
Solventum Corp., Senior Notes	6.000%	5/15/64	100,000	94,987 (a)
Total Health Care Equipment & Supplies				1,562,610
Health Care Providers & Services — 5.6%
Aetna Inc., Senior Notes	4.500%	5/15/42	100,000	83,564
Aetna Inc., Senior Notes	3.875%	8/15/47	80,000	58,155
Cardinal Health Inc., Senior Notes	5.125%	2/15/29	260,000	259,441
Cardinal Health Inc., Senior Notes	5.450%	2/15/34	180,000	179,283
Cencora Inc., Senior Notes	5.125%	2/15/34	190,000	186,617
Centene Corp., Senior Notes	3.375%	2/15/30	560,000	497,484
Cigna Group, Senior Notes	4.375%	10/15/28	260,000	252,536
Cigna Group, Senior Notes	4.800%	8/15/38	400,000	367,794
Cigna Group, Senior Notes	4.900%	12/15/48	570,000	501,340
Cigna Group, Senior Notes	5.600%	2/15/54	190,000	182,547
Cleveland Clinic Foundation, Senior Notes	4.858%	1/1/2114	100,000	87,944
CommonSpirit Health, Secured Notes	4.350%	11/1/42	260,000	220,281
CommonSpirit Health, Senior Secured Notes	5.205%	12/1/31	150,000	148,065
CommonSpirit Health, Senior Secured Notes	5.318%	12/1/34	110,000	108,046
CommonSpirit Health, Senior Secured Notes	5.548%	12/1/54	120,000	118,050
CSL Finance PLC, Senior Notes	4.625%	4/27/42	150,000	134,217 (a)
CVS Health Corp., Senior Notes	1.300%	8/21/27	690,000	611,523
CVS Health Corp., Senior Notes	5.250%	1/30/31	70,000	69,235
CVS Health Corp., Senior Notes	5.700%	6/1/34	110,000	109,744
CVS Health Corp., Senior Notes	4.780%	3/25/38	870,000	777,206
CVS Health Corp., Senior Notes	2.700%	8/21/40	460,000	305,916
CVS Health Corp., Senior Notes	5.050%	3/25/48	560,000	482,858
CVS Health Corp., Senior Notes	6.050%	6/1/54	220,000	215,908
Elevance Health Inc., Senior Notes	5.500%	10/15/32	230,000	233,912
Elevance Health Inc., Senior Notes	6.100%	10/15/52	530,000	556,003
HCA Inc., Senior Notes	5.200%	6/1/28	370,000	368,631
HCA Inc., Senior Notes	5.500%	6/1/33	100,000	99,220
HCA Inc., Senior Notes	5.600%	4/1/34	130,000	129,264
HCA Inc., Senior Notes	5.125%	6/15/39	100,000	92,685
HCA Inc., Senior Notes	5.900%	6/1/53	190,000	185,176
HCA Inc., Senior Notes	6.000%	4/1/54	160,000	158,196
Humana Inc., Senior Notes	5.875%	3/1/33	360,000	366,376
Humana Inc., Senior Notes	5.750%	4/15/54	30,000	28,933
Kaiser Foundation Hospitals, Senior Notes	2.810%	6/1/41	460,000	332,792
Northwell Healthcare Inc., Secured Notes	4.260%	11/1/47	260,000	210,853
See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	490,000	$471,415
UnitedHealth Group Inc., Senior Notes	5.350%	2/15/33	770,000	780,575
UnitedHealth Group Inc., Senior Notes	4.250%	3/15/43	550,000	474,477
UnitedHealth Group Inc., Senior Notes	5.875%	2/15/53	870,000	904,154
UnitedHealth Group Inc., Senior Notes	5.375%	4/15/54	120,000	116,658
UnitedHealth Group Inc., Senior Notes	6.050%	2/15/63	420,000	442,344
Total Health Care Providers & Services				11,909,418
Pharmaceuticals — 1.9%
AstraZeneca PLC, Senior Notes	3.000%	5/28/51	60,000	40,249
Bristol-Myers Squibb Co., Senior Notes	5.500%	2/22/44	80,000	79,166
Bristol-Myers Squibb Co., Senior Notes	2.550%	11/13/50	540,000	316,274
Bristol-Myers Squibb Co., Senior Notes	6.250%	11/15/53	230,000	247,202
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	230,000	226,916
Bristol-Myers Squibb Co., Senior Notes	6.400%	11/15/63	250,000	271,643
Bristol-Myers Squibb Co., Senior Notes	5.650%	2/22/64	130,000	127,090
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	80,000	78,472
Eli Lilly & Co., Senior Notes	4.875%	2/27/53	80,000	75,021
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	170,000	162,469
Eli Lilly & Co., Senior Notes	4.950%	2/27/63	130,000	120,948
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	440,000	420,636
Johnson & Johnson, Senior Notes	2.450%	9/1/60	200,000	113,091
Pfizer Inc., Senior Notes	4.125%	12/15/46	310,000	256,802
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.650%	5/19/30	140,000	138,037
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	360,000	350,923
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.110%	5/19/43	300,000	285,404
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.300%	5/19/53	280,000	270,260
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.340%	5/19/63	310,000	292,842
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	100,000	69,952
Wyeth LLC, Senior Notes	5.950%	4/1/37	50,000	52,702
Total Pharmaceuticals				3,996,099

Total Health Care				21,607,739
See Notes to Financial Statements.

Western Asset Long Credit VIT 2024 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Industrials — 6.8%
Aerospace & Defense — 3.7%
Boeing Co., Senior Notes	2.196%	2/4/26	1,290,000	$1,213,045
Boeing Co., Senior Notes	6.298%	5/1/29	470,000	476,753 (a)
Boeing Co., Senior Notes	5.705%	5/1/40	180,000	166,048
Boeing Co., Senior Notes	3.750%	2/1/50	510,000	334,024
Boeing Co., Senior Notes	5.805%	5/1/50	100,000	90,186
Boeing Co., Senior Notes	6.858%	5/1/54	50,000	51,350 (a)
Boeing Co., Senior Notes	7.008%	5/1/64	50,000	51,232 (a)
General Dynamics Corp., Senior Notes	3.625%	4/1/30	180,000	168,821
General Dynamics Corp., Senior Notes	4.250%	4/1/40	180,000	158,132
HEICO Corp., Senior Notes	5.250%	8/1/28	330,000	330,625
L3Harris Technologies Inc., Senior Notes	5.400%	1/15/27	400,000	401,733
L3Harris Technologies Inc., Senior Notes	4.400%	6/15/28	130,000	126,301
L3Harris Technologies Inc., Senior Notes	5.400%	7/31/33	260,000	259,288
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	100,000	95,005
L3Harris Technologies Inc., Senior Notes	5.600%	7/31/53	30,000	29,779
Lockheed Martin Corp., Senior Notes	4.500%	2/15/29	360,000	354,621
Lockheed Martin Corp., Senior Notes	1.850%	6/15/30	80,000	67,436
Lockheed Martin Corp., Senior Notes	4.800%	8/15/34	710,000	693,616
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	50,000	46,977
Lockheed Martin Corp., Senior Notes	4.090%	9/15/52	110,000	88,225
Lockheed Martin Corp., Senior Notes	4.300%	6/15/62	300,000	242,591
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	420,000	397,458
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	470,000	446,283
RTX Corp., Senior Notes	6.100%	3/15/34	390,000	410,725
RTX Corp., Senior Notes	4.500%	6/1/42	460,000	398,726
RTX Corp., Senior Notes	4.625%	11/16/48	130,000	111,678
RTX Corp., Senior Notes	3.030%	3/15/52	30,000	19,144
RTX Corp., Senior Notes	5.375%	2/27/53	400,000	380,221
RTX Corp., Senior Notes	6.400%	3/15/54	240,000	261,867
Total Aerospace & Defense				7,871,890
Building Products — 0.1%
Carrier Global Corp., Senior Notes	5.900%	3/15/34	140,000	146,183
Carrier Global Corp., Senior Notes	6.200%	3/15/54	140,000	150,026
Total Building Products				296,209
Commercial Services & Supplies — 0.3%
California Institute of Technology, Senior Notes	4.700%	11/1/2111	370,000	315,972
See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Commercial Services & Supplies — continued
Element Fleet Management Corp., Senior Notes	5.643%	3/13/27	230,000	$230,636 (a)
Republic Services Inc., Senior Notes	3.950%	5/15/28	50,000	48,087
Total Commercial Services & Supplies				594,695
Construction & Engineering — 0.4%
Cellnex Finance Co. SA, Senior Notes	2.000%	9/15/32	400,000 EUR	368,418 (e)
Vinci SA, Senior Notes	3.750%	4/10/29	510,000	482,581 (a)
Total Construction & Engineering				850,999
Electrical Equipment — 0.3%
Eaton Corp., Senior Notes	4.150%	11/2/42	210,000	178,591
Regal Rexnord Corp., Senior Notes	6.050%	2/15/26	550,000	551,629
Total Electrical Equipment				730,220
Ground Transportation — 0.7%
Burlington Northern Santa Fe LLC, Senior Notes	5.050%	3/1/41	260,000	246,313
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	180,000	119,656
Norfolk Southern Corp., Senior Notes	5.550%	3/15/34	140,000	142,895
Norfolk Southern Corp., Senior Notes	4.550%	6/1/53	370,000	310,343
Norfolk Southern Corp., Senior Notes	3.155%	5/15/55	80,000	50,793
Norfolk Southern Corp., Senior Notes	5.950%	3/15/64	110,000	112,198
Union Pacific Corp., Senior Notes	2.973%	9/16/62	410,000	242,765
Union Pacific Corp., Senior Notes	3.799%	4/6/71	330,000	232,391
Total Ground Transportation				1,457,354
Industrial Conglomerates — 0.2%
Honeywell International Inc., Senior Notes	5.000%	2/15/33	200,000	199,882
Honeywell International Inc., Senior Notes	5.250%	3/1/54	160,000	155,371
Total Industrial Conglomerates				355,253
Machinery — 0.2%
Esab Corp., Senior Notes	6.250%	4/15/29	80,000	80,580 (a)
Ingersoll Rand Inc., Senior Notes	5.400%	8/14/28	100,000	100,964
Ingersoll Rand Inc., Senior Notes	5.700%	8/14/33	300,000	306,835
Total Machinery				488,379
Passenger Airlines — 0.9%
Air Canada Pass-Through Trust	4.125%	5/15/25	14,976	14,663 (a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	140,000	145,543 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	93,333	92,590 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	70,000	68,166 (a)
British Airways Pass-Through Trust	3.350%	6/15/29	16,793	15,708 (a)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	460,000	469,631
See Notes to Financial Statements.

Western Asset Long Credit VIT 2024 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — continued
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	50,000	$46,123
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	97,500	96,337 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	210,000	204,602 (a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	456,000	457,273 (a)
United Airlines Inc. Pass-Through Trust	3.100%	10/7/28	79,973	71,975
United Airlines Pass-Through Trust	5.800%	1/15/36	220,000	224,159
US Airways Pass-Through Trust	4.625%	6/3/25	62,016	61,339
US Airways Pass-Through Trust	3.950%	11/15/25	45,286	44,256
Total Passenger Airlines				2,012,365

Total Industrials				14,657,364
Information Technology — 3.9%
Electronic Equipment, Instruments & Components — 0.4%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	450,000	467,178 (a)
Jabil Inc., Senior Notes	5.450%	2/1/29	50,000	50,018
TD SYNNEX Corp., Senior Notes	1.250%	8/9/24	310,000	308,357
Total Electronic Equipment, Instruments & Components				825,553
IT Services — 0.0%††
Kyndryl Holdings Inc., Senior Notes	3.150%	10/15/31	100,000	83,783
Semiconductors & Semiconductor Equipment — 2.1%
Analog Devices Inc., Senior Notes	5.050%	4/1/34	110,000	109,597
Analog Devices Inc., Senior Notes	5.300%	4/1/54	380,000	371,246
Broadcom Inc., Senior Notes	4.300%	11/15/32	380,000	355,336
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	200,000	202,999 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.150%	1/25/32	200,000	204,054 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.250%	1/25/35	200,000	204,472 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.400%	1/25/38	200,000	206,417 (a)
Intel Corp., Senior Notes	2.800%	8/12/41	180,000	124,626
Intel Corp., Senior Notes	3.734%	12/8/47	50,000	36,783
Intel Corp., Senior Notes	4.900%	8/5/52	440,000	388,110
Intel Corp., Senior Notes	5.700%	2/10/53	70,000	68,856
Intel Corp., Senior Notes	3.200%	8/12/61	200,000	123,465
KLA Corp., Senior Notes	4.650%	7/15/32	40,000	39,064
KLA Corp., Senior Notes	4.950%	7/15/52	210,000	195,285
Lam Research corp., Senior Notes	1.900%	6/15/30	130,000	109,829
Lam Research Corp., Senior Notes	3.125%	6/15/60	50,000	31,861
See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Semiconductors & Semiconductor Equipment — continued
Micron Technology Inc., Senior Notes	6.750%	11/1/29	120,000	$127,674
Micron Technology Inc., Senior Notes	3.366%	11/1/41	180,000	131,800
QUALCOMM Inc., Senior Notes	4.500%	5/20/52	250,000	215,983
Texas Instruments Inc., Senior Notes	3.650%	8/16/32	130,000	119,180
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	310,000	270,736
Texas Instruments Inc., Senior Notes	4.150%	5/15/48	80,000	66,393
Texas Instruments Inc., Senior Notes	5.150%	2/8/54	70,000	67,042
Texas Instruments Inc., Senior Notes	5.050%	5/18/63	70,000	65,106
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	200,000	169,366
TSMC Arizona Corp., Senior Notes	3.125%	10/25/41	300,000	232,653
TSMC Arizona Corp., Senior Notes	3.250%	10/25/51	200,000	148,254
Total Semiconductors & Semiconductor Equipment				4,386,187
Software — 1.1%
Fortinet Inc., Senior Notes	1.000%	3/15/26	130,000	120,735
Intuit Inc., Senior Notes	5.200%	9/15/33	150,000	150,682
Intuit Inc., Senior Notes	5.500%	9/15/53	150,000	150,820
Oracle Corp., Senior Notes	4.000%	7/15/46	710,000	541,983
Oracle Corp., Senior Notes	5.550%	2/6/53	1,390,000	1,316,102
Oracle Corp., Senior Notes	4.100%	3/25/61	130,000	93,242
Total Software				2,373,564
Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc., Senior Notes	2.650%	5/11/50	680,000	434,339
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	130,000	155,131
Total Technology Hardware, Storage & Peripherals				589,470

Total Information Technology				8,258,557
Materials — 2.3%
Chemicals — 0.4%
OCP SA, Senior Notes	3.750%	6/23/31	200,000	172,825 (a)
OCP SA, Senior Notes	6.750%	5/2/34	200,000	205,485 (a)
OCP SA, Senior Notes	7.500%	5/2/54	200,000	204,264 (a)
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	200,000	203,595 (a)
Sociedad Quimica y Minera de Chile SA, Senior Notes	3.500%	9/10/51	200,000	135,414 (a)
Total Chemicals				921,583
Construction Materials — 0.2%
St. Marys Cement Inc. Canada, Senior Notes	5.750%	4/2/34	360,000	353,700 (a)
Containers & Packaging — 0.2%
Ball Corp., Senior Notes	3.125%	9/15/31	50,000	42,336
See Notes to Financial Statements.

Western Asset Long Credit VIT 2024 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Containers & Packaging — continued
Smurfit Kappa Treasury ULC, Senior Notes	5.200%	1/15/30	210,000	$209,000 (a)
Smurfit Kappa Treasury ULC, Senior Notes	5.777%	4/3/54	200,000	199,053 (a)
Total Containers & Packaging				450,389
Metals & Mining — 1.5%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	510,000	489,021 (a)
Anglo American Capital PLC, Senior Notes	6.000%	4/5/54	200,000	198,036 (a)
ArcelorMittal SA, Senior Notes	6.750%	3/1/41	150,000	153,194
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	370,000	367,672
BHP Billiton Finance USA Ltd., Senior Notes	5.500%	9/8/53	80,000	79,450
Freeport Minerals Corp., Senior Notes	9.500%	6/1/31	40,000	48,150
Freeport-McMoRan Inc., Senior Notes	4.125%	3/1/28	100,000	95,940
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	80,000	78,747
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	270,000	256,650
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	200,000	186,830 (a)
Glencore Funding LLC, Senior Notes	1.625%	9/1/25	500,000	477,088 (a)
Glencore Funding LLC, Senior Notes	3.375%	9/23/51	80,000	51,944 (a)
Hudbay Minerals Inc., Senior Notes	4.500%	4/1/26	350,000	342,699 (a)
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	360,000	361,107
Total Metals & Mining				3,186,528

Total Materials				4,912,200
Real Estate — 1.0%
Diversified REITs — 0.1%
VICI Properties LP, Senior Notes	6.125%	4/1/54	130,000	124,915
Health Care REITs — 0.0%††
Welltower OP LLC, Senior Notes	3.850%	6/15/32	130,000	117,147
Industrial REITs — 0.3%
Prologis Euro Finance LLC, Senior Notes	4.000%	5/5/34	330,000 EUR	352,243
Prologis LP, Senior Notes	1.250%	10/15/30	220,000	175,628
Prologis LP, Senior Notes	5.250%	3/15/54	30,000	28,377
Total Industrial REITs				556,248
Office REITs — 0.2%
Alexandria Real Estate Equities Inc., Senior Notes	2.000%	5/18/32	260,000	203,585
Alexandria Real Estate Equities Inc., Senior Notes	3.000%	5/18/51	310,000	186,909
Alexandria Real Estate Equities Inc., Senior Notes	5.625%	5/15/54	170,000	159,541
Total Office REITs				550,035
Residential REITs — 0.0%††
Invitation Homes Operating Partnership LP, Senior Notes	4.150%	4/15/32	30,000	27,387
See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Retail REITs — 0.4%
Kimco Realty OP LLC, Senior Notes	2.250%	12/1/31	330,000	$264,975
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	520,000	516,152 (a)
Total Retail REITs				781,127

Total Real Estate				2,156,859
Utilities — 7.4%
Electric Utilities — 6.9%
AEP Transmission Co. LLC, Senior Notes	4.500%	6/15/52	130,000	107,962
Alabama Power Co., Senior Notes	5.850%	11/15/33	200,000	208,270
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.950%	4/1/33	180,000	175,364
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.250%	2/1/49	110,000	89,815
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	200,000	165,433 (a)
Comision Federal de Electricidad, Senior Notes	4.677%	2/9/51	300,000	207,309 (a)
Commonwealth Edison Co., First Mortgage Bonds	5.300%	2/1/53	280,000	264,761
Connecticut Light and Power Co., First Mortgage Bonds	4.650%	1/1/29	200,000	197,741
Constellation Energy Generation LLC, Senior Notes	6.125%	1/15/34	60,000	62,562
Constellation Energy Generation LLC, Senior Notes	6.500%	10/1/53	110,000	116,870
DTE Electric Co., Senior Secured Bonds	3.250%	4/1/51	200,000	135,455
Duke Energy Carolinas LLC, First Mortgage Bonds	4.950%	1/15/33	70,000	68,843
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	200,000	193,757
Duke Energy Carolinas LLC, First Mortgage Bonds	5.400%	1/15/54	80,000	76,833
Duke Energy Florida LLC, First Mortgage Bonds	5.875%	11/15/33	160,000	166,482
Duke Energy Florida LLC, First Mortgage Bonds	3.400%	10/1/46	200,000	140,994
Duke Energy Florida LLC, First Mortgage Bonds	6.200%	11/15/53	140,000	148,547
Duke Energy Indiana LLC, First Mortgage Bonds	5.400%	4/1/53	260,000	246,544
Duke Energy Ohio Inc., First Mortgage Bonds	5.550%	3/15/54	130,000	125,389
Duke Energy Progress LLC, First Mortgage Bonds	5.100%	3/15/34	140,000	138,954
Duke Energy Progress LLC, First Mortgage Bonds	5.350%	3/15/53	280,000	262,943
Edison International, Junior Subordinated Notes (5.000% to 3/15/27 then 5 year Treasury Constant Maturity Rate + 3.901%)	5.000%	12/15/26	110,000	104,907 (c)(d)
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	700,000	683,655 (c)(d)
Edison International, Junior Subordinated Notes (8.125% to 6/15/28 then 5 year Treasury Constant Maturity Rate + 3.864%)	8.125%	6/15/53	110,000	114,352 (d)
See Notes to Financial Statements.

Western Asset Long Credit VIT 2024 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
Edison International, Senior Notes	4.950%	4/15/25	150,000	$148,942
Enel Finance International NV, Senior Notes	6.800%	10/14/25	520,000	528,348 (a)
Enel Finance International NV, Senior Notes	7.750%	10/14/52	200,000	235,219 (a)
Entergy Mississippi LLC, First Mortgage Bonds	5.000%	9/1/33	150,000	145,440
Entergy Texas Inc., First Mortgage Bonds	5.800%	9/1/53	50,000	50,066
Evergy Kansas Central Inc., First Mortgage Bonds	5.900%	11/15/33	200,000	205,781
Exelon Corp., Senior Notes	5.625%	6/15/35	260,000	259,697
FirstEnergy Corp., Senior Notes	5.100%	7/15/47	230,000	198,145
FirstEnergy Pennsylvania Electric Co., Senior Notes	5.150%	3/30/26	50,000	49,689 (a)
FirstEnergy Pennsylvania Electric Co., Senior Notes	5.200%	4/1/28	130,000	129,935 (a)
Florida Power & Light Co., First Mortgage Bonds	5.300%	4/1/53	200,000	192,941
Georgia Power Co., Senior Notes	5.004%	2/23/27	370,000	368,968
Georgia Power Co., Senior Notes	5.250%	3/15/34	140,000	139,615
Indianapolis Power & Light Co., First Mortgage Bonds	5.700%	4/1/54	160,000	156,836 (a)
Interstate Power and Light Co., Senior Notes	5.700%	10/15/33	100,000	101,348
Kentucky Utilities Co., First Mortgage Bonds	3.300%	6/1/50	200,000	135,397
MidAmerican Energy Co., First Mortgage Bonds	5.300%	2/1/55	90,000	85,776
Monongahela Power Co., First Mortgage Bonds	5.850%	2/15/34	80,000	81,503 (a)
Monongahela Power Co., First Mortgage Bonds	5.400%	12/15/43	110,000	103,033 (a)
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	310,000	279,904 (a)
Oglethorpe Power Corp., First Mortgage Bonds	6.200%	12/1/53	110,000	112,971
Ohio Edison Co., Senior Notes	5.500%	1/15/33	360,000	358,125 (a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.650%	11/15/33	280,000	287,362
Oncor Electric Delivery Co. LLC, Senior Secured Notes	4.600%	6/1/52	380,000	324,025
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.550%	6/15/54	290,000	284,627 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	340,000	306,920
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	260,000	214,454
Pacific Gas and Electric Co., First Mortgage Bonds	6.950%	3/15/34	200,000	215,525
Pacific Gas and Electric Co., First Mortgage Bonds	5.800%	5/15/34	130,000	129,236
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	380,000	314,257
Pacific Gas and Electric Co., First Mortgage Bonds	6.750%	1/15/53	220,000	228,554
Pacific Gas and Electric Co., First Mortgage Bonds	6.700%	4/1/53	600,000	625,142
PacifiCorp, First Mortgage Bonds	5.450%	2/15/34	280,000	276,707
PacifiCorp, First Mortgage Bonds	5.800%	1/15/55	470,000	455,485
See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	4.674%	12/1/51	400,000	$359,805
Progress Energy Inc., Senior Notes	6.000%	12/1/39	150,000	150,992
RWE Finance US LLC, Senior Notes	5.875%	4/16/34	350,000	350,552 (a)
RWE Finance US LLC, Senior Notes	6.250%	4/16/54	360,000	355,805 (a)
Sierra Pacific Power Co., Senior Secured Bonds	5.900%	3/15/54	180,000	179,341
Southern California Edison Co., First Mortgage Bonds	2.250%	6/1/30	130,000	110,306
Southern California Edison Co., First Mortgage Bonds	4.650%	10/1/43	380,000	327,512
Southern California Edison Co., First Mortgage Bonds	5.700%	3/1/53	510,000	494,822
Southern California Edison Co., First Mortgage Bonds	5.750%	4/15/54	140,000	137,174
Virginia Electric and Power Co., Senior Notes	3.800%	9/15/47	310,000	230,225
Vistra Operations Co. LLC, Senior Secured Notes	6.000%	4/15/34	150,000	150,460 (a)
Total Electric Utilities				14,780,709
Independent Power and Renewable Electricity Producers — 0.0%††
Calpine Corp., Senior Secured Notes	4.500%	2/15/28	180,000	171,165 (a)
Multi-Utilities — 0.5%
CenterPoint Energy Resources Corp., Senior Notes	5.400%	7/1/34	40,000	39,622
Dominion Energy Inc., Senior Notes	3.375%	4/1/30	460,000	415,647
Dominion Energy South Carolina Inc., First Mortgage Bonds	6.250%	10/15/53	130,000	140,204
Engie SA, Senior Notes	5.250%	4/10/29	200,000	199,732 (a)
San Diego Gas & Electric Co., First Mortgage Bonds	3.320%	4/15/50	80,000	54,506
San Diego Gas & Electric Co., First Mortgage Bonds	5.550%	4/15/54	60,000	58,717
San Diego Gas & Electric Co., Senior Secured Notes	1.700%	10/1/30	150,000	123,162
Total Multi-Utilities				1,031,590

Total Utilities				15,983,464
Total Corporate Bonds & Notes (Cost — $182,078,678)				185,983,257
Sovereign Bonds — 3.4%
Argentina — 0.0%††
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	75,003	69,565 (a)
Benin — 0.1%
Benin Government International Bond, Senior Notes	7.960%	2/13/38	200,000	186,352 (a)
See Notes to Financial Statements.

Western Asset Long Credit VIT 2024 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Bermuda — 0.1%
Bermuda Government International Bond, Senior Notes	2.375%	8/20/30	200,000	$168,960 (a)
Brazil — 0.2%
Brazilian Government International Bond, Senior Notes	6.125%	3/15/34	270,000	259,960
Brazilian Government International Bond, Senior Notes	7.125%	5/13/54	200,000	193,653
Total Brazil				453,613
Chile — 0.1%
Chile Government International Bond, Senior Notes	3.100%	5/7/41	400,000	293,640
Colombia — 0.2%
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	510,000	359,734
Indonesia — 0.3%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	200,000	189,230
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	480,000	366,937
Total Indonesia				556,167
Israel — 0.6%
Israel Government International Bond, Senior Notes	3.250%	1/17/28	200,000	183,610
Israel Government International Bond, Senior Notes	5.500%	3/12/34	310,000	295,737
Israel Government International Bond, Senior Notes	3.875%	7/3/50	200,000	140,252
Israel Government International Bond, Senior Notes	5.750%	3/12/54	810,000	730,012
Total Israel				1,349,611
Ivory Coast — 0.2%
Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	220,000	214,063 (a)
Ivory Coast Government International Bond, Senior Notes	8.250%	1/30/37	200,000	194,120 (a)
Total Ivory Coast				408,183
Jordan — 0.1%
Jordan Government International Bond, Senior Notes	4.950%	7/7/25	200,000	194,989 (a)
See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Mexico — 1.1%
Mexico Government International Bond, Senior Notes	3.500%	2/12/34	200,000	$162,987
Mexico Government International Bond, Senior Notes	6.000%	5/7/36	400,000	390,433
Mexico Government International Bond, Senior Notes	4.280%	8/14/41	200,000	155,305
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	1,030,000	828,619
Mexico Government International Bond, Senior Notes	4.600%	1/23/46	200,000	154,756
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	200,000	149,618
Mexico Government International Bond, Senior Notes	6.400%	5/7/54	560,000	534,588
Total Mexico				2,376,306
Nigeria — 0.1%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	360,000	313,385 (a)
Panama — 0.2%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	660,000	475,722
Paraguay — 0.1%
Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	200,000	175,217 (a)

Total Sovereign Bonds (Cost — $7,518,674)				7,381,444
Asset-Backed Securities — 2.2%
AMMC CLO Ltd., 2020-23A BR2 (3 mo. Term SOFR + 2.050%)	7.375%	4/17/35	230,000	230,003 (a)(d)
Apidos CLO, 2013-12A BRR (3 mo. Term SOFR + 1.450%)	6.775%	4/15/31	430,000	430,000 (a)(b)(d)
Ballyrock CLO Ltd., 2018-1A A2 (3 mo. Term SOFR + 1.862%)	7.186%	4/20/31	250,000	250,657 (a)(d)
Bristol Park CLO Ltd., 2016-1A BR (3 mo. Term SOFR + 1.712%)	7.040%	4/15/29	250,000	250,437 (a)(d)
Carlyle Global Market Strategies CLO Ltd., 2015-5A A2R3 (3 mo. Term SOFR + 1.650%)	6.975%	1/20/32	160,000	160,000 (a)(d)
CarMax Auto Owner Trust, 2024-1 D	6.000%	7/15/30	40,000	39,970
CIFC Funding Ltd., 2017-2A BR (3 mo. Term SOFR + 1.762%)	7.086%	4/20/30	250,000	250,451 (a)(d)
See Notes to Financial Statements.

Western Asset Long Credit VIT 2024 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Galaxy CLO Ltd., 2018-26A BR (3 mo. Term SOFR + 2.600%)	7.927%	11/22/31	250,000	$249,989 (a)(d)
Harbor Park CLO Ltd., 2018-1A B1R (3 mo. Term SOFR + 1.700%)	7.030%	1/20/31	220,000	220,398 (a)(d)
Hilton Grand Vacations Trust, 2023-1A C	6.940%	1/25/38	74,219	75,625 (a)
J.G. Wentworth LLC, 2017-2A B	5.090%	9/17/74	134,474	120,357 (a)
J.G. Wentworth LLC, 2018-2A B	4.700%	10/15/77	52,763	47,044 (a)
Lunar Structured Aircraft Portfolio Notes, 2021-1 A	2.636%	10/15/46	202,178	181,021 (a)
MVW LLC, 2021-1WA C	1.940%	1/22/41	30,518	28,322 (a)
Neuberger Berman CLO Ltd., 2018-30A BR (3 mo. Term SOFR + 1.662%)	6.986%	1/20/31	310,000	310,505 (a)(d)
OZLM Funding Ltd., 2012-2A A2RA (3 mo. Term SOFR + 1.800%)	7.130%	7/30/31	250,000	250,519 (a)(d)
PFS Financing Corp., 2024-A A (30 Day Average SOFR + 0.850%)	6.183%	1/15/28	160,000	160,524 (a)(d)
PFS Financing Corp., 2024-A B (30 Day Average SOFR + 1.300%)	6.633%	1/15/28	100,000	100,307 (a)(d)
Regatta Funding Ltd., 2018-4A A2R (3 mo. Term SOFR + 1.550%)	6.873%	10/25/31	150,000	150,040 (a)(d)
Renew, 2023-1A A	5.900%	11/20/58	405,290	394,323 (a)
Renew, 2024-1A A	6.208%	11/20/59	370,804	364,353 (a)
SMB Private Education Loan Trust, 2023-C B	6.360%	11/15/52	100,000	102,085 (a)
SoFi Professional Loan Program Trust, 2021-A AFX	1.030%	8/17/43	49,176	42,212 (a)
Verdelite Static CLO Ltd., 2024-1A B (3 mo. Term SOFR + 1.650%)	6.975%	7/20/32	270,000	270,000 (a)(b)(d)

Total Asset-Backed Securities (Cost — $4,660,613)				4,679,142
U.S. Government & Agency Obligations — 1.9%
U.S. Government Obligations — 1.9%
U.S. Treasury Bonds	4.625%	5/15/44	140,000	139,759 (b)
U.S. Treasury Bonds	4.250%	2/15/54	1,150,000	1,095,285
U.S. Treasury Notes	4.500%	5/31/29	1,760,000	1,772,238
U.S. Treasury Notes	4.500%	5/31/31	170,000	172,789
U.S. Treasury Notes	4.375%	5/15/34	1,000,000	1,000,391

Total U.S. Government & Agency Obligations (Cost — $4,196,152)				4,180,462
Municipal Bonds — 1.5%
California — 0.9%
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series F-1	6.263%	4/1/49	500,000	540,968
See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

California — continued
California State, GO, Build America Bonds	7.300%	10/1/39	1,150,000	$1,317,490
University of California General Revenue, Taxable, Series AD	4.858%	5/15/2112	165,000	144,867
Total California				2,003,325
Florida — 0.0%††
Miami-Dade County, FL, Seaport Revenue, Taxable, Series 2023, Refunding	6.224%	11/1/55	20,000	21,286
Illinois — 0.2%
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Taxable Series B, Refunding	6.200%	12/1/40	200,000	210,160
State of Illinois, GO, Taxable, Pension Funding Series 2003	5.100%	6/1/33	141,177	138,623
Total Illinois				348,783
Michigan — 0.1%
University of Michigan General Revenue, Taxable, Series AD	4.454%	4/1/2122	110,000	91,179
Minnesota — 0.1%
University of Minnesota, GO, Taxable, Series 2022	4.048%	4/1/52	100,000	85,643
New Jersey — 0.1%
New Jersey State Turnpike Authority Revenue, Taxable, Series A, Refunding	7.102%	1/1/41	250,000	285,953
Ohio — 0.1%
American Municipal Power Inc., OH, Revenue:
Combined Hydroelectric Project, Taxable Series B, Refunding	8.084%	2/15/50	100,000	130,550
Meldahl Hydroelectric Project, Taxable Series E, Refunding	6.270%	2/15/50	140,000	148,490
Total Ohio				279,040

Total Municipal Bonds (Cost — $3,156,780)				3,115,209
Collateralized Mortgage Obligations(f) — 1.1%
BRAVO Residential Funding Trust, 2023-NQM5 A1	6.505%	6/25/63	83,833	84,261 (a)
BRAVO Residential Funding Trust, 2023-NQM5 A3	7.012%	6/25/63	83,833	84,060 (a)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	40,000	41,472 (a)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M1 (30 Day Average SOFR + 1.500%)	6.835%	10/25/43	342,632	344,958 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M2 (30 Day Average SOFR + 2.500%)	7.835%	10/25/43	470,000	485,312 (a)(d)
FS Commercial Mortgage Trust, 2023-4SZN B	7.795%	11/10/39	130,000	134,879 (a)(d)
See Notes to Financial Statements.

Western Asset Long Credit VIT 2024 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(f) — continued
Greystone CRE Notes, 2024-HC3 D (1 mo. Term SOFR + 5.333%)	10.661%	3/15/41	110,000	$109,536 (a)(d)
GS Mortgage Securities Corp., 2023-SHIP A	4.466%	9/10/38	100,000	97,430 (a)(d)
MIC Trust, 2023-MIC A	8.732%	12/5/38	430,000	462,711 (a)(d)
OBX Trust, 2023-NQM7 A1	6.844%	4/25/63	87,984	89,172 (a)
PRKCM Trust, 2024-AFC1 A2	6.636%	3/25/59	413,705	415,120 (a)

Total Collateralized Mortgage Obligations (Cost — $2,319,415)				2,348,911
Senior Loans — 0.8%
Consumer Discretionary — 0.1%
Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Inc., Incremental Term Loan B1 (3 mo. Term SOFR + 2.750%)	8.097%	2/6/31	149,625	149,929 (d)(g)(h)

Financials — 0.3%
Insurance — 0.3%
Truist Insurance Holdings LLC, Initial Term Loan (3 mo. Term SOFR + 3.250%)	8.585%	5/6/31	650,000	652,203 (d)(g)(h)

Materials — 0.1%
Paper & Forest Products — 0.1%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. Term SOFR + 1.850%)	7.194%	9/7/27	179,070	179,406 (d)(g)(h)

Utilities — 0.3%
Electric Utilities — 0.2%
NRG Energy Inc., Term Loan (1 mo. Term SOFR + 2.000%)	7.344%	3/27/31	428,925	429,515 (d)(g)(h)
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Zero Operating Co. LLC, Initial Term Loan (1 mo. Term SOFR + 2.750%)	8.094%	4/30/31	289,275	290,974 (d)(g)(h)

Total Utilities				720,489
Total Senior Loans (Cost — $1,692,975)				1,702,027
Mortgage-Backed Securities — 0.3%
FNMA — 0.3%
Federal National Mortgage Association (FNMA) (Cost — $590,695)	5.500%	7/1/54	600,000	591,820 (i)
See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Shares	Value
Preferred Stocks — 0.1%
Utilities — 0.1%
Electric Utilities — 0.1%
SCE Trust VIII, Non Voting Shares (Cost — $140,000)	6.950%	5,600	$144,144
Total Investments before Short-Term Investments (Cost — $206,353,982)			210,126,416

Short-Term Investments — 1.9%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $4,080,865)	5.254%	4,080,865	4,080,865 (j)(k)
Total Investments — 99.8% (Cost — $210,434,847)			214,207,281
Other Assets in Excess of Liabilities — 0.2%			466,263
Total Net Assets — 100.0%			$214,673,544

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.
(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(h)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(i)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2024, the Portfolio held TBA securities with a total cost of $590,695.
(j)	Rate shown is one-day yield as of the end of the reporting period.
(k)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At June 30, 2024, the total market value of investments in Affiliated
Companies was $4,080,865 and the cost was $4,080,865 (Note 6).

See Notes to Financial Statements.

Western Asset Long Credit VIT 2024 Semi-Annual Report

 Western Asset Long Credit VIT
Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
EUR	—	Euro
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At June 30, 2024, the Portfolio had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	170	9/24	$34,671,968	$34,717,187	$45,219
U.S. Treasury 5-Year Notes	195	9/24	20,673,926	20,782,735	108,809
U.S. Treasury Long-Term Bonds	201	9/24	23,514,218	23,780,813	266,595
U.S. Treasury Ultra Long- Term Bonds	20	9/24	2,485,500	2,506,875	21,375
					441,998
Contracts to Sell:
Euro-Bund	6	9/24	839,896	845,751	(5,855)
U.S. Treasury 10-Year Notes	32	9/24	3,493,434	3,519,500	(26,066)
U.S. Treasury Ultra 10-Year Notes	26	9/24	2,930,988	2,951,812	(20,824)
					(52,745)
Net unrealized appreciation on open futures contracts					$389,253
At June 30, 2024, the Portfolio had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,368	EUR	5,001	Bank of America N.A.	7/19/24	$7
USD	5,395	EUR	5,001	Bank of America N.A.	7/19/24	34
USD	215,991	EUR	199,810	Bank of America N.A.	7/19/24	1,787
USD	356,849	EUR	330,000	Bank of America N.A.	7/19/24	3,077
USD	382,437	EUR	357,884	Bank of America N.A.	7/19/24	(1,226)
JPY	91,248,292	USD	610,342	BNP Paribas SA	7/19/24	(41,331)
See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Long Credit VIT
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	2,045,476	USD	400,383	Morgan Stanley & Co. Inc.	7/19/24	$(35,392)
USD	129,738	JPY	20,210,453	Morgan Stanley & Co. Inc.	7/19/24	3,708
Net unrealized depreciation on open forward foreign currency contracts						$(69,336)

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
EUR	—	Euro
JPY	—	Japanese Yen
USD	—	United States Dollar
See Notes to Financial Statements.

Western Asset Long Credit VIT 2024 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
June 30, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $206,353,982)	$210,126,416
Investments in affiliated securities, at value (Cost — $4,080,865)	4,080,865
Cash	96,370
Interest receivable	2,712,254
Deposits with brokers for open futures contracts	1,246,133
Receivable for securities sold	469,874
Foreign currency collateral for open futures contracts, at value (Cost — $31,239)	31,142
Dividends receivable from affiliated investments	13,153
Unrealized appreciation on forward foreign currency contracts	8,613
Receivable for Portfolio shares sold	925
Total Assets	218,785,745
Liabilities:
Payable for securities purchased	3,591,030
Payable to brokers — net variation margin on open futures contracts	235,645
Payable to investment manager (Note 2)	88,014
Unrealized depreciation on forward foreign currency contracts	77,949
Investment management fee payable	71,922
Payable for Portfolio shares repurchased	126
Accrued expenses	47,515
Total Liabilities	4,112,201
Total Net Assets	$214,673,544
Net Assets:
Par value (Note 5)	$224
Paid-in capital in excess of par value	209,409,931
Total distributable earnings (loss)	5,263,389
Total Net Assets	$214,673,544
Shares Outstanding:
Class I	22,441,306
Net Asset Value:
Class I (and redemption price)	$9.57
See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2024

Investment Income:
Interest	$6,332,417
Dividends from affiliated investments	54,945
Less: Foreign taxes withheld	(4,171)
Total Investment Income	6,383,191
Expenses:
Investment management fee (Note 2)	379,416
Fund accounting fees	34,048
Audit and tax fees	24,918
Offering costs (Note 1)	20,352
Fees recaptured by investment manager (Note 2)	16,637
Shareholder reports	3,868
Legal fees	3,494
Trustees’ fees	2,530
Commitment fees (Note 7)	378
Insurance	307
Transfer agent fees (Note 2)	19
Miscellaneous expenses	1,854
Total Expenses	487,821
Less: Fee waivers and/or expense reimbursements (Note 2)	(986)
Net Expenses	486,835
Net Investment Income	5,896,356
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	437,779
Futures contracts	293,126
Forward foreign currency contracts	(11,291)
Foreign currency transactions	(5,338)
Net Realized Gain	714,276
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(7,201,923)
Futures contracts	(2,991,025)
Forward foreign currency contracts	(120,783)
Foreign currencies	(184)
Change in Net Unrealized Appreciation (Depreciation)	(10,313,915)
Net Loss on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(9,599,639)
Decrease in Net Assets From Operations	$(3,703,283)
See Notes to Financial Statements.

Western Asset Long Credit VIT 2024 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2024 (unaudited), and the Period Ended December 31, 2023	2024	2023†
Operations:
Net investment income	$5,896,356	$4,079,431
Net realized gain (loss)	714,276	(853,595)
Change in net unrealized appreciation (depreciation)	(10,313,915)	14,406,082
Increase (Decrease) in Net Assets From Operations	(3,703,283)	17,631,918
Distributions to Shareholders From (Note 1):
Total distributable earnings	(4,563,851)	(4,145,843)
Decrease in Net Assets From Distributions to Shareholders	(4,563,851)	(4,145,843)
Portfolio Share Transactions (Note 5):
Net proceeds from sale of shares	497,704	209,187,993
Reinvestment of distributions	4,563,836	4,145,843
Cost of shares repurchased	(6,920,376)	(2,020,397)
Increase (Decrease) in Net Assets From Portfolio Share Transactions	(1,858,836)	211,313,439
Increase (Decrease) in Net Assets	(10,125,970)	224,799,514
Net Assets:
Beginning of period	224,799,514	—
End of period	$214,673,544	$224,799,514

†	For the period May 1, 2023 (inception date) to December 31, 2023.
See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2024[2]	2023[3]
Net asset value, beginning of period	$9.93	$10.00
Income (loss) from operations:
Net investment income	0.26	0.33
Net realized and unrealized loss	(0.41)	(0.07)[4]
Total income (loss) from operations	(0.15)	0.26
Less distributions from:
Net investment income	(0.09)	(0.33)
Net realized gains	(0.12)	—
Total distributions	(0.21)	(0.33)
Net asset value, end of period	$9.57	$9.93
Total return[5]	(1.56)%	2.85%[6]
Net assets, end of period (millions)	$215	$225
Ratios to average net assets:
Gross expenses[7]	0.45%[8,9]	0.60%[8]
Net expenses[7,10,11]	0.45 [9]	0.45
Net investment income[7]	5.44	5.31
Portfolio turnover rate	35%[12]	29%

See Notes to Financial Statements.

Western Asset Long Credit VIT 2024 Semi-Annual Report

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]	For the period May 1, 2023 (inception date) to December 31, 2023.
[4]
Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain presented in the Statement of Operations due to the timing of the sales and repurchases of
Portfolio shares in relation to fluctuating market values of the investments of the Portfolio.

[5]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Performance data is shown as of the date the Portfolio began to invest in accordance with its investment objective and guidelines.
[7]	Annualized.
[8]
Ratio includes 0.02% and 0.11%, for the six months ended June 30, 2024 and for the year ended December 31,
2023, respectively, of non-recurring organizational and offering costs related to the inception of the Portfolio.

[9]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[10]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to
December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[11]	Reflects fee waivers and/or expense reimbursements.
[12]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rate for the respective period presented would have been 35%.
See Notes to Financial Statements.
Western Asset Long Credit VIT 2024 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Long Credit VIT (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio

Western Asset Long Credit VIT 2024 Semi-Annual Report

calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Western Asset Long Credit VIT 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$185,983,257	—	$185,983,257
Sovereign Bonds	—	7,381,444	—	7,381,444
Asset-Backed Securities	—	4,679,142	—	4,679,142
U.S. Government & Agency Obligations	—	4,180,462	—	4,180,462
Municipal Bonds	—	3,115,209	—	3,115,209
Collateralized Mortgage Obligations	—	2,348,911	—	2,348,911
Senior Loans	—	1,702,027	—	1,702,027
Mortgage-Backed Securities	—	591,820	—	591,820
Preferred Stocks	$144,144	—	—	144,144
Total Long-Term Investments	144,144	209,982,272	—	210,126,416
Short-Term Investments†	4,080,865	—	—	4,080,865
Total Investments	$4,225,009	$209,982,272	—	$214,207,281
Other Financial Instruments:
Futures Contracts††	$441,998	—	—	$441,998
Forward Foreign Currency Contracts††	—	$8,613	—	8,613
Total Other Financial Instruments	$441,998	$8,613	—	$450,611
Total	$4,667,007	$209,990,885	—	$214,657,892

Western Asset Long Credit VIT 2024 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$52,745	—	—	$52,745
Forward Foreign Currency Contracts††	—	$77,949	—	77,949
Total	$52,745	$77,949	—	$130,694

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Futures contracts. The Portfolio uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Portfolio is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Portfolio recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Forward foreign currency contracts. The Portfolio enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Western Asset Long Credit VIT 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Securities traded on a when-issued and delayed delivery basis. The Portfolio may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(e) Securities traded on a to-be-announced basis. The Portfolio may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(f) Mortgage dollar rolls. The Portfolio may enter into mortgage dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Portfolio executes its mortgage dollar rolls entirely in the TBA market, whereby the Portfolio makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Portfolio accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase

Western Asset Long Credit VIT 2024 Semi-Annual Report

price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.
(g) Credit and market risk. The Portfolio invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(h) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(i) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty
Western Asset Long Credit VIT 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Portfolio has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Portfolio’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of June 30, 2024, the Portfolio held forward foreign currency contracts with credit related contingent features which had a liability position of $77,949. If a contingent feature

Western Asset Long Credit VIT 2024 Semi-Annual Report

in the master agreements would have been triggered, the Portfolio would have been required to pay this amount to its derivatives counterparties.
(j) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(k) Distributions to shareholders. Distributions from net investment income of the Portfolio, if any, are declared at least annually. Prior to March 1, 2024, distributions from net investment income of the Portfolio were declared each business day to shareholders of record and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(l) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.
(m) Offering costs. Costs incurred by the Portfolio in connection with offering of the Portfolio’s shares at the commencement of the Portfolio’s operations are being amortized on a straight line basis over twelve months.
(n) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.
Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2023, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state
Western Asset Long Credit VIT 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
income and federal excise tax returns for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(o) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Portfolio’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset London”), are the Portfolio’s subadvisers. FTFA, Western Asset and Western Asset London, are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets.
FTFA provides administrative and certain oversight services to the Portfolio. FTFA delegates to the subadvisers the day-to-day portfolio management of the Portfolio. Western Asset London, provide certain subadvisory services related to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Portfolio. In turn, Western Asset pays Western Asset London, monthly a subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.
As a result of an expense limitation arrangement between the Portfolio and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended June 30, 2024, fees waived and/or expenses reimbursed amounted to $986, all of which was an affiliated money market fund waiver.

Western Asset Long Credit VIT 2024 Semi-Annual Report

FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at June 30, 2024, the Portfolio had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

Class I
Expires December 31, 2025	$96,042
Expires December 31, 2026	—
Total fee waivers/expense reimbursements subject to recapture	$96,042
For the six months ended June 30, 2024, fee waivers and/or expense reimbursements recaptured by FTFA were as follows:

Class I
FTFA recaptured	$16,637
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Portfolio’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Portfolio’s shareholder servicing agent and acts as the Portfolio’s transfer agent and dividend- paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Portfolio pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, the Portfolio reimburses Investor Services for out of pocket expenses incurred. For the six months ended June 30, 2024, the Portfolio incurred transfer agent fees as reported on the Statement of Operations, of which $19 was earned by Investor Services.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
Western Asset Long Credit VIT 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
3. Investments
During the six months ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$56,621,014	$23,762,263
Sales	49,882,136	23,684,505
At June 30, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$210,434,847	$4,865,890	$(1,093,456)	$3,772,434
Futures contracts	—	441,998	(52,745)	389,253
Forward foreign currency contracts	—	8,613	(77,949)	(69,336)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2024.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$441,998	—	$441,998
Forward foreign currency contracts	—	$8,613	8,613
Total	$441,998	$8,613	$450,611

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$52,745	—	$52,745
Forward foreign currency contracts	—	$77,949	77,949
Total	$52,745	$77,949	$130,694

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

Western Asset Long Credit VIT 2024 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the six months ended June 30, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$293,126	—	$293,126
Forward foreign currency contracts	—	$(11,291)	(11,291)
Total	$293,126	$(11,291)	$281,835

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$(2,991,025)	—	$(2,991,025)
Forward foreign currency contracts	—	$(120,783)	(120,783)
Total	$(2,991,025)	$(120,783)	$(3,111,808)
During the six months ended June 30, 2024, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Futures contracts (to buy)	$81,676,782
Futures contracts (to sell)	6,630,545
Forward foreign currency contracts (to buy)	1,003,496
Forward foreign currency contracts (to sell)	496,368
The following table presents the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Portfolio as of June 30, 2024.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Bank of America N.A.	$4,905	$(1,226)	$3,679	—	$3,679
BNP Paribas SA	—	(41,331)	(41,331)	—	(41,331)
Morgan Stanley & Co. Inc.	3,708	(35,392)	(31,684)	—	(31,684)
Total	$8,613	$(77,949)	$(69,336)	—	$(69,336)
Western Asset Long Credit VIT 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Shares of beneficial interest
At June 30, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of the Portfolio were as follows:

	Six Months Ended June 30, 2024		Period Ended December 31, 2023[1]
	Shares	Amount	Shares	Amount
Class I
Shares sold	51,090	$497,704	22,430,395	$209,187,993
Shares issued on reinvestment	473,951	4,563,836	434,133	4,145,843
Shares repurchased	(733,488)	(6,920,376)	(214,775)	(2,020,397)
Net increase (decrease)	(208,447)	$(1,858,836)	22,649,753	$211,313,439

[1]	For the period May 1, 2023 (inception date) to December 31, 2023.
6. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2024. The following transactions were effected in such company for the six months ended June 30, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$10,411,484	$20,635,342	20,635,342	$26,965,961	26,965,961

Western Asset Long Credit VIT 2024 Semi-Annual Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$54,945	—	$4,080,865
7. Redemption facility
The Portfolio, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.
Under the terms of the Global Credit Facility, the Portfolio shall, in addition to interest charged on any borrowings made by the Portfolio and other costs incurred by the Portfolio, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Portfolio did not utilize the Global Credit Facility during the period ended June 30, 2024.
8. Recent accounting pronouncement
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020, through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
Western Asset Long Credit VIT 2024 Semi-Annual Report

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.

Western Asset Long Credit VIT

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Western Asset
Long Credit VIT
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chairman
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent#
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Long Credit VIT
The Portfolio is a separate investment series of Legg Mason Partners Variable Income Trust, a Maryland statutory trust.
Western Asset Long Credit VIT
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Portfolio’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolio at 877-6LM-FUND/656-3863.
Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Long Credit VIT. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.
Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•
Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•
Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•
Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•
Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•
Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

36280-SFSOI 8/24
© 2024 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1)  Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 14, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 14, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 14, 2024